UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22491

Legg Mason BW Global Income Opportunities Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

FORM N-Q

JANUARY 31, 2016

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 97.1%
Australia - 0.3%
Australia Government Bond, Senior Bonds	2.750%	4/21/24	1,060,000	AUD	$763,377	(a)(b)

Brazil - 13.9%
Federative Republic of Brazil, Notes	10.000%	1/1/21	55,485,000	BRL	11,421,243	(b)
Federative Republic of Brazil, Notes	10.000%	1/1/23	88,000,000	BRL	17,048,696	(b)
Federative Republic of Brazil, Senior Notes	10.000%	1/1/17	43,100,000	BRL	10,441,379	(b)

Total Brazil					38,911,318

Colombia - 7.9%
Republic of Colombia, Senior Bonds	5.000%	6/15/45	26,800,000		22,043,000	(b)

Hungary - 12.6%
Republic of Hungary, Bonds	5.500%	6/24/25	8,523,000,000	HUF	35,437,821

Indonesia - 16.8%
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	65,100,000,000	IDR	4,751,095
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	410,400,000,000	IDR	30,593,644
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	69,800,000,000	IDR	4,906,573
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	96,900,000,000	IDR	6,809,829

Total Indonesia					47,061,141

Italy - 0.3%
Italy Buoni Poliennali Del Tesoro, Senior Bonds	1.500%	6/1/25	685,000	EUR	753,741

Mexico - 20.4%
United Mexican States, Senior Bonds	8.500%	5/31/29	224,690,000	MXN	14,651,655	(b)
United Mexican States, Senior Bonds	8.500%	11/18/38	405,979,500	MXN	26,662,284	(b)
United Mexican States, Senior Bonds	7.750%	11/13/42	261,100,000	MXN	15,915,631	(b)

Total Mexico					57,229,570

New Zealand - 0.5%
Government of New Zealand, Senior Bonds	4.500%	4/15/27	2,045,000	NZD	1,483,130	(a)(b)

Poland - 4.4%
Republic of Poland, Bonds	4.000%	10/25/23	4,670,000	PLN	1,237,867	(b)
Republic of Poland, Bonds	3.250%	7/25/25	43,980,000	PLN	11,034,529	(b)

Total Poland					12,272,396

Portugal - 12.9%
Portugal Obrigacoes do Tesouro OT, Senior Bonds	4.100%	4/15/37	31,450,000	EUR	36,172,721	(a)(b)

South Africa - 6.2%
Republic of South Africa, Bonds	6.500%	2/28/41	397,225,000	ZAR	17,360,347	(b)

United Kingdom - 0.9%
United Kingdom Treasury Gilt, Bonds	5.000%	3/7/25	1,400,000	GBP	2,596,698	(a)(b)

TOTAL SOVEREIGN BONDS (Cost - $370,697,797)					272,085,260

COLLATERALIZED MORTGAGE OBLIGATIONS - 17.8%
Banc of America Commercial Mortgage Trust, 2007-3 B	5.742%	6/10/49	1,770,000		1,757,864	(c)
Chase Mortgage Finance Corp., 2007-A1 1A4	2.716%	2/25/37	1,525,004		1,489,245	(c)
Chase Mortgage Finance Corp., 2007-A1 2A2	2.655%	2/25/37	2,539,745		2,519,519	(c)
Chase Mortgage Finance Corp., 2007-A2 2A4	2.716%	7/25/37	1,348,866		1,308,339	(c)
Citigroup Commercial Mortgage Trust, 2007-C6 AJFX	5.898%	7/10/17	2,500,000		2,130,844	(c)(d)
Connecticut Avenue Securities, 2014-C03 2M2	3.327%	7/25/24	2,000,000		1,759,887	(c)
Connecticut Avenue Securities, 2015-C01 2M2	4.977%	2/25/25	3,000,000		2,972,605	(c)
Fondo de Titulizacion de Activos UCI, 2016 A2	0.021%	6/16/49	2,655,115	EUR	2,211,969	(a)(c)

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
IM Pastor Fondo de Titulizacion de Activos, 2004 A	0.009%	3/22/44	2,730,789	EUR	$2,363,825	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AM	6.206%	2/15/51	1,760,000		1,850,695	(c)
Kensington Mortgage Securities PLC, 2007-1X B1B	0.725%	6/14/40	888,306	EUR	773,051	(a)(c)
Kildare Securities Ltd., 2007-1 A3	0.084%	12/10/43	2,508,098	EUR	2,546,416	(a)(c)
Magellan Mortgages PLC, 2002 B	0.957%	7/18/36	200,000	EUR	186,234	(a)(c)
Magellan Mortgages PLC, 2004 A	0.138%	7/20/59	2,855,250	EUR	2,578,313	(a)(c)
RMAC Securities PLC, 2006-NS1X B1C	0.755%	6/12/44	298,308	EUR	264,255	(a)(c)
RMAC Securities PLC, 2006-NS4X B1C	0.725%	6/12/44	1,624,554	EUR	1,388,218	(a)(c)
Rural Hipotecario Fondo De Titulizacion Hipotec, 2009 A2	0.057%	2/17/50	1,706,076	EUR	1,796,483	(a)(c)
Structured Agency Credit Risk Debt Notes, 2014-DN4 M3	4.977%	10/25/24	3,775,000		3,637,720	(c)
Structured Agency Credit Risk Debt Notes, 2014-HQ3 M3	5.177%	10/25/24	3,160,000		3,060,409	(c)
TDA CAM Fondo de Titulizacion de Activos, 2004 A	0.050%	6/26/39	39,430	EUR	41,434	(a)(c)
TDA CAM Fondo de Titulizacion de Activos, 2005 A	0.067%	10/26/43	2,341,584	EUR	2,390,121	(a)(c)
TDA CAM Fondo de Titulizacion de Activos, 2008 A	0.026%	2/26/49	144,207	EUR	142,803	(a)(c)
TDA CAM Fondo de Titulizacion de Activos, 2009 A2	0.032%	4/28/50	2,629,264	EUR	2,474,631	(a)(c)
TDA CAM Fondo de Titulizacion de Activos, 2009 A3	0.042%	4/28/50	4,218,209	EUR	3,963,606	(a)(c)
TDA Fondo de Titulizacion de Activos, 2024-A1	0.093%	6/22/40	1,483,847	EUR	1,538,504	(a)(c)
TDA Fondo de Titulizacion de Activos, 2027-A2	0.019%	12/28/50	2,309,976	EUR	2,355,497	(a)(c)
Wachovia Bank Commercial Mortgage Trust, 2006-C26 AJ	6.197%	6/15/45	400,000		394,826	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $57,377,194)					49,897,313

CORPORATE BONDS & NOTES - 37.0%
CONSUMER DISCRETIONARY - 3.5%
Automobiles - 0.3%
Fiat Chrysler Automobiles NV, Senior Notes	5.250%	4/15/23	1,000,000		937,500	(b)

Diversified Consumer Services - 0.3%
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Bonds	7.875%	6/1/21	870,000		896,100	(b)

Hotels, Restaurants & Leisure - 0.3%
Arcos Dorados Holdings Inc., Senior Notes	10.250%	7/13/16	2,960,000	BRL	688,234	(d)

Media - 2.5%
Altice Luxembourg SA, Senior Secured Bonds	7.250%	5/15/22	1,115,000	EUR	1,145,976	(d)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.250%	3/15/21	940,000		975,250	(b)
Clear Channel Worldwide Holdings Inc., Senior Notes	6.500%	11/15/22	1,030,000		920,563	(b)
CSC Holdings LLC, Senior Bonds	5.250%	6/1/24	1,130,000		1,000,050	(b)
DISH DBS Corp., Senior Notes	5.000%	3/15/23	820,000		715,450	(b)
Numericable-SFR SAS, Senior Secured Bonds	6.000%	5/15/22	200,000		198,000	(b)(d)
Numericable-SFR SAS, Senior Secured Bonds	6.250%	5/15/24	400,000		392,000	(b)(d)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	1/15/25	1,174,500	GBP	1,648,441	(b)(d)

Total Media					6,995,730

Specialty Retail - 0.1%
Edcon Ltd., Senior Secured Notes	9.500%	3/1/18	325,000	EUR	183,958	(d)
Edcon Ltd., Senior Secured Notes	9.500%	3/1/18	325,000		169,812	(b)(d)

Total Specialty Retail					353,770

TOTAL CONSUMER DISCRETIONARY					9,871,334

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONSUMER STAPLES - 2.9%
Beverages - 0.4%
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	1,025,000		$1,040,096

Food Products - 1.4%
Agrokor DD, Senior Notes	8.875%	2/1/20	730,000		771,975	(b)(d)
Boparan Finance PLC, Senior Notes	5.250%	7/15/19	540,000	GBP	720,574	(d)
JBS Investment GmbH, Senior Notes	7.250%	4/3/24	1,385,000		1,131,822	(b)(d)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	1,127,000		1,206,783	(b)(d)

Total Food Products					3,831,154

Tobacco - 1.1%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	2,090,000		1,664,163	(b)
Vector Group Ltd., Senior Subordinated Secured Notes	7.750%	2/15/21	1,415,000		1,483,981	(b)

Total Tobacco					3,148,144

TOTAL CONSUMER STAPLES					8,019,394

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Devon Energy Corp., Senior Notes	3.250%	5/15/22	1,760,000		1,401,289
Hess Corp., Notes	8.125%	2/15/19	1,795,000		1,851,473

TOTAL ENERGY					3,252,762

FINANCIALS - 17.5%
Banks - 9.1%
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	12,600,000		17,029,870	(b)
Barclays PLC, Junior Subordinated Bonds	7.875%	9/15/22	540,000	GBP	738,521	(a)(b)(c)(e)
Citigroup Inc., Senior Notes	8.125%	7/15/39	5,330,000		7,750,534	(b)

Total Banks					25,518,925

Capital Markets - 7.2%
Goldman Sachs Group Inc., Senior Notes	3.625%	1/22/23	5,000,000		5,085,630	(b)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	13,045,000		15,105,262	(b)

Total Capital Markets					20,190,892

Diversified Financial Services - 0.3%
CPUK Finance Ltd., Secured Notes	7.000%	8/28/20	490,000	GBP	710,245	(d)

Real Estate Investment Trusts (REITs) - 0.9%
Equinix Inc., Senior Notes	5.375%	4/1/23	1,265,000		1,315,600	(b)
Equinix Inc., Senior Notes	5.875%	1/15/26	160,000		166,000	(b)
Iron Mountain Inc., Senior Notes	6.000%	10/1/20	165,000		176,138	(b)(d)
Iron Mountain Inc., Senior Notes	6.000%	8/15/23	955,000		996,781	(b)

Total Real Estate Investment Trusts (REITs)					2,654,519

TOTAL FINANCIALS					49,074,581

HEALTH CARE - 1.5%
Health Care Providers & Services - 1.2%
DaVita HealthCare Partners Inc., Senior Notes	5.750%	8/15/22	1,500,000		1,558,125	(b)
HCA Inc., Senior Secured Notes	5.000%	3/15/24	845,000		857,675	(b)
HealthSouth Corp., Senior Notes	5.750%	11/1/24	160,000		158,734	(b)
Tenet Healthcare Corp., Senior Secured Notes	4.750%	6/1/20	845,000		855,563	(b)

Total Health Care Providers & Services					3,430,097

Pharmaceuticals - 0.3%
Capsugel SA, Senior Notes	7.000%	5/15/19	755,000		739,428	(b)(d)(f)

TOTAL HEALTH CARE					4,169,525

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.2%
Triumph Group Inc., Senior Notes	5.250%	6/1/22	810,000		$655,087	(b)

Commercial Services & Supplies - 0.4%
Safway Group Holding LLC/Safway Finance Corp., Secured Notes	7.000%	5/15/18	1,065,000		1,049,025	(b)(d)

Trading Companies & Distributors - 0.5%
Fly Leasing Ltd., Senior Notes	6.750%	12/15/20	1,500,000		1,507,500	(b)

TOTAL INDUSTRIALS					3,211,612

INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Anixter Inc., Senior Notes	5.125%	10/1/21	470,000		460,012	(b)

Internet Software & Services - 0.3%
VeriSign Inc., Senior Notes	4.625%	5/1/23	800,000		788,000	(b)

Semiconductors & Semiconductor Equipment - 0.2%
Qorvo Inc., Senior Notes	6.750%	12/1/23	565,000		559,350	(b)(d)

TOTAL INFORMATION TECHNOLOGY					1,807,362

MATERIALS - 1.9%
Chemicals - 1.3%
Hexion Inc., Senior Secured Notes	6.625%	4/15/20	1,480,000		1,154,400	(b)
Ineos Finance PLC, Senior Secured Bonds	4.000%	5/1/23	1,180,000	EUR	1,199,999	(d)
W.R. Grace & Co., Senior Notes	5.125%	10/1/21	1,380,000		1,390,350	(b)(d)

Total Chemicals					3,744,749

Containers & Packaging - 0.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.250%	1/15/22	800,000	EUR	859,491	(d)
Ball Corp., Senior Notes	4.375%	12/15/20	160,000		166,050	(b)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	800,000		636,000	(b)(d)

Total Containers & Packaging					1,661,541

TOTAL MATERIALS					5,406,290

TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 2.6%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	2,670,000		2,173,046	(b)(d)
Interoute Finco PLC, Senior Secured Bonds	7.375%	10/15/20	440,000	EUR	501,200	(d)
SBA Communications Corp., Senior Notes	4.875%	7/15/22	810,000		813,038	(b)
Telecom Italia Capital SA, Senior Notes	6.375%	11/15/33	2,215,000		2,098,712	(b)
Unitymedia GmbH, Senior Notes	3.750%	1/15/27	350,000	EUR	336,216	(d)
Wind Acquisition Finance SA, Senior Bonds	7.375%	4/23/21	1,350,000		1,290,087	(b)(d)

Total Diversified Telecommunication Services					7,212,299

Wireless Telecommunication Services - 2.7%
Altice Financing SA, Senior Secured Notes	5.250%	2/15/23	350,000	EUR	370,150	(d)
Matterhorn Telecom SA, Senior Secured Bonds	3.875%	5/1/22	520,000	EUR	512,294	(d)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	8,915,000		3,967,175	(b)(d)
Sprint Corp., Senior Notes	7.250%	9/15/21	2,000,000		1,450,000	(b)
T-Mobile USA Inc., Senior Notes	6.500%	1/15/24	1,335,000		1,355,025	(b)

Total Wireless Telecommunication Services					7,654,644

TOTAL TELECOMMUNICATION SERVICES					14,866,943

UTILITIES - 1.5%
Electric Utilities - 0.5%
Viridian Group FundCo II Ltd., Senior Secured Notes	7.500%	3/1/20	1,225,000	EUR	1,409,320	(b)(d)

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Gas Utilities - 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	6.500%	5/20/21	1,449,000		$1,391,040	(b)

Water Utilities - 0.5%
Anglian Water (Osprey) Financing PLC, Senior Secured Notes	5.000%	4/30/23	950,000	GBP	1,340,480	(a)(b)

TOTAL UTILITIES					4,140,840

TOTAL CORPORATE BONDS & NOTES (Cost - $108,255,526)					103,820,643

MUNICIPAL BONDS - 0.9%
Georgia - 0.9%
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	1,230,000		1,476,529	(b)
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project M	6.655%	4/1/57	915,000		1,102,502	(b)

TOTAL MUNICIPAL BONDS (Cost - $2,422,362)					2,579,031

SENIOR LOANS - 1.1%
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Adria Topco BV, EUR PIK Term Loan	9.000%	7/8/19	1,141,166	EUR	1,230,817	(f)(g)(h)

HEALTH CARE - 0.7%
Pharmaceuticals - 0.7%
Capsugel Holdings U.S. Inc., USD Term Loan B	3.500%	8/1/18	1,818,119		1,799,655	(g)(h)

TOTAL SENIOR LOANS (Cost - $3,322,116)					3,030,472

			SHARES
COMMON STOCKS - 2.5%
CONSUMER DISCRETIONARY - 2.0%
Diversified Consumer Services - 2.0%
StoneMor Partners LP			196,000		5,754,560	(b)

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
BP Prudhoe Bay Royalty Trust			50,000		1,339,000	(b)

TOTAL COMMON STOCKS (Cost - $8,377,799)					7,093,560

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $550,452,794)					438,506,279

SHORT-TERM INVESTMENTS - 1.6%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $4,417,680)	0.355%		4,417,680		4,417,680

TOTAL INVESTMENTS - 158.0% (Cost - $554,870,474#)					442,923,959
Mandatory Redeemable Preferred Stock, at Liquidation Value - (17.8)%					(50,000,000)
Liabilities in Excess of Other Assets - (40.2)%					(112,528,342)

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%					$280,395,617

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.
(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PLN	— Polish Zloty
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Global Income Opportunities Fund Inc. (the “Fund”) was incorporated in Maryland on October 27, 2010 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term Investments†:
Sovereign Bonds	—	$272,085,260	—	$272,085,260
Collateralized Mortgage Obligations	—	49,897,313	—	49,897,313
Corporate Bonds & Notes	—	103,820,643	—	103,820,643
Municipal Bonds	—	2,579,031	—	2,579,031
Senior Loans	—	3,030,472	—	3,030,472
Common Stocks	$7,093,560	—	—	7,093,560

Total Long-term Investments	$7,093,560	$431,412,719	—	$438,506,279

Short-term Investments†	4,417,680	—	—	4,417,680

Total Investments	$11,511,240	$431,412,719	—	$442,923,959

Other Financial Instruments:
Futures Contracts	$3,190,493	—	—	$3,190,493
Forward Currency Contracts	—	$1,433,794	—	1,433,794
OTC Credit Default Swaps On Corporate Issues - Buy Protection‡	—	169,193	—	169,193

Total Other Financial Instruments	$3,190,493	$1,602,987	—	$4,793,480

Total	$14,701,733	$433,015,706	—	$447,717,439

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$2,857,803	—	—	$2,857,803
Forward Currency Contracts	—	$5,011,061	—	5,011,061
Centrally Cleared Credit Default Swaps On Credit Indices - Sell Protection	—	111,223	—	111,223
OTC Credit Default Swaps On Corporate Issues - Buy Protection‡	—	3,666	—	3,666

Total	$2,857,803	$5,125,950	—	$7,983,753

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Investments

At January 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,963,591
Gross unrealized depreciation	(125,910,106)

Net unrealized depreciation	$(111,946,515)

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Australian 10-Year Bonds	359	3/16	$32,575,657	$32,881,472	$305,815
Dax Index	47	3/16	13,746,522	12,418,197	(1,328,325)
Euro BTP	18	3/16	2,672,933	2,728,747	55,814
Nikkei 225	196	3/16	19,056,778	17,527,300	(1,529,478)
U.S. Treasury Long-Term Bonds	604	3/16	94,434,011	97,262,875	2,828,864

Net unrealized appreciation on open futures contracts					$332,690

At January 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	6,280,000	USD	1,612,945	HSBC Bank USA, N.A.	2/5/16	$(43,940)
USD	2,246,804	BRL	8,805,000	HSBC Bank USA, N.A.	2/5/16	46,949
EUR	3,860,000	USD	4,250,713	Barclays Bank PLC	2/10/16	(68,381)
USD	25,848,240	EUR	24,000,000	Citibank, N.A.	2/10/16	(155,900)
USD	953,315	EUR	890,000	Citibank, N.A.	2/10/16	(11,006)
USD	2,495,756	EUR	2,330,000	Citibank, N.A.	2/10/16	(28,812)
USD	20,121,365	EUR	18,785,000	Citibank, N.A.	2/10/16	(232,292)
USD	1,660,267	EUR	1,550,000	Citibank, N.A.	2/10/16	(19,167)
USD	34,978,077	EUR	32,655,000	Citibank, N.A.	2/10/16	(403,806)
USD	1,480,498	EUR	1,360,000	Goldman Sachs Group Inc.	2/10/16	6,930
EUR	2,865,000	USD	3,110,582	HSBC Bank USA, N.A.	2/10/16	(6,338)
EUR	950,000	USD	1,042,393	HSBC Bank USA, N.A.	2/10/16	(13,063)
USD	2,445,378	EUR	2,255,000	HSBC Bank USA, N.A.	2/10/16	2,073
EUR	155,000	USD	168,001	JPMorgan Chase & Co.	2/10/16	(57)
EUR	45,000	USD	48,573	JPMorgan Chase & Co.	2/10/16	185
EUR	25,660,000	USD	28,130,724	JPMorgan Chase & Co.	2/10/16	(327,965)
EUR	4,060,000	USD	4,400,139	JPMorgan Chase & Co.	2/10/16	(1,105)
EUR	950,000	USD	1,019,863	Morgan Stanley	2/10/16	9,467
EUR	100,000	USD	109,268	Morgan Stanley	2/10/16	(917)
USD	1,796,069	EUR	1,685,000	Morgan Stanley	2/10/16	(29,638)
EUR	130,000	USD	141,862	UBS AG	2/10/16	(1,006)
EUR	435,000	USD	471,543	UBS AG	2/10/16	(218)
EUR	1,130,000	USD	1,224,929	UBS AG	2/10/16	(567)
USD	381,002	NZD	575,000	Barclays Bank PLC	2/17/16	8,976
USD	1,129,471	NZD	1,680,000	HSBC Bank USA, N.A.	2/17/16	42,506
USD	757,043	AUD	1,075,000	Morgan Stanley	2/18/16	(3,205)
USD	14,475,582	CAD	19,670,000	HSBC Bank USA, N.A.	3/9/16	434,557
USD	13,876,453	CAD	20,100,000	JPMorgan Chase & Co.	3/9/16	(471,519)
USD	1,899,124	GBP	1,340,000	Barclays Bank PLC	3/14/16	(10,371)
USD	6,943,463	GBP	4,580,000	HSBC Bank USA, N.A.	3/14/16	416,979
GBP	540,000	USD	784,208	JPMorgan Chase & Co.	3/14/16	(14,710)
USD	262,970	GBP	180,000	Morgan Stanley	3/14/16	6,470
INR	1,916,000,000	USD	28,323,922	Barclays Bank PLC	3/16/16	(300,431)
HUF	403,785,000	USD	1,396,358	Barclays Bank PLC	3/21/16	7,748
HUF	1,004,000,000	USD	3,471,166	HSBC Bank USA, N.A.	3/21/16	20,104
USD	2,031,185	HUF	587,500,000	HSBC Bank USA, N.A.	3/21/16	(11,764)
HUF	183,715,000	USD	638,489	Morgan Stanley	3/21/16	354
COP	59,950,000,000	USD	18,858,131	HSBC Bank USA, N.A.	4/7/16	(729,919)
COP	2,170,000,000	USD	640,118	HSBC Bank USA, N.A.	4/7/16	16,066
JPY	2,730,000,000	USD	23,228,112	Barclays Bank PLC	4/8/16	(638,618)

Notes to Schedule of Investments (unaudited) (continued)

JPY	2,760,000,000	USD	23,321,447	Citibank, N.A.	4/8/16	(483,718)
USD	23,048,268	AUD	32,700,000	Citibank, N.A.	4/8/16	(23,217)
JPY	1,600,000,000	USD	13,732,575	Goldman Sachs Group Inc.	4/8/16	(493,311)
JPY	1,630,000,000	USD	13,868,917	JPMorgan Chase & Co.	4/8/16	(381,418)
USD	23,197,736	MXN	418,000,000	Barclays Bank PLC	4/12/16	262,655
MXN	11,900,000	USD	659,664	HSBC Bank USA, N.A.	4/12/16	(6,727)
MXN	172,820,000	USD	9,580,088	HSBC Bank USA, N.A.	4/12/16	(97,694)
USD	652,676	MXN	11,900,000	HSBC Bank USA, N.A.	4/12/16	(261)
ZAR	93,500,000	USD	5,655,869	HSBC Bank USA, N.A.	4/12/16	151,775

Total						$(3,577,267)

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NZD	— New Zealand Dollar
ZAR	— South African Rand

At January 31, 2016, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT2*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT JANUARY 31, 2016[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Citigroup Capital Markets Inc. (Banco Bilbao Vizcaya Argentari)	1,630,000	EUR	12/20/20	1.46%	1.000% quarterly	$39,582	$42,367	$(2,785)
Citigroup Capital Markets Inc. (Banco Santander SA)	1,630,000	EUR	12/20/20	1.45%	1.000% quarterly	42,777	46,505	(3,728)
Citigroup Capital Markets Inc. (Standard Chartered Bank)	1,505,000	EUR	12/20/20	1.64%	1.000% quarterly	43,345	16,107	27,238
Citigroup Capital Markets Inc. (HSBC Bank PLC)	1,505,000	EUR	12/20/20	1.00%	1.000% quarterly	(1,833)	(12,319)	10,486
JPMorgan Chase & Co. (HSBC Bank PLC)	1,505,000	EUR	12/20/20	1.00%	1.000% quarterly	(1,833)	(10,897)	9,064
JPMorgan Chase & Co. (Standard Chartered Bank)	1,510,000	EUR	12/20/20	1.58%	1.000% quarterly	43,489	17,939	25,550

Total						$165,527	$99,702	$65,825

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[4]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT2*		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
InterContinental Exchange (Markit CDX.NA.HY.25 Index)	7,630,000		12/20/20	5.000% quarterly	$(11,542)	$(1,391)	$(10,151)
InterContinental Exchange (Markit ITRX.EUR.XOVER Index)	6,595,000	EUR	12/20/20	5.000% quarterly	404,265	505,337	(101,072)

Total					$392,723	$503,946	$(111,223)

Notes to Schedule of Investments (unaudited) (continued)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation used in this table:

EUR	— Euro

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason BW Global Income Opportunities Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: March 24, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: March 24, 2016